Note 10 - Deposits - Summary of Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Non-interest bearing checking accounts, amount	$ 7,956	$ 5,852
Money market accounts, amount	$ 30,411	$ 31,114
Money market accounts, weighted average interest rate	0.79%	0.79%
Certificate of deposit accounts, amount	$ 145,038	$ 137,068
Certificate of deposit accounts, weighted average interest rate	1.77%	1.69%
Total, amount	$ 186,221	$ 177,007
Total, weighted average interest rate	1.47%	1.41%
Passbook Accounts [Member]
Interest-bearing deposits, amount	$ 463	$ 1,189
Interest-bearing deposits, weighted average interest rate	0.15%	0.15%
Savings Accounts [Member]
Interest-bearing deposits, amount	$ 2,353	$ 1,784
Interest-bearing deposits, weighted average interest rate	0.22%	0.20%